INCOME TAXES - Federal income tax rate (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative liabilities	(25.89%)	(170.93%)
Transaction costs allocated to warrant issuance	2.57%
Transaction costs		59.18%
Change in valuation allowance	2.32%	129.71%
Income tax provision		(38.96%)